Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2013
Partners' Capital Notes [Abstract]
Net Income Per Limited Partner Unit
Net Income Per Limited Partner Unit

Net income per unit applicable to common limited partner units and to subordinated limited partner units is computed by dividing the respective limited partners' interest in net income attributable to the Partnership by the weighted average number of common units and subordinated units, respectively, outstanding for the period. Because we have more than one class of participating securities, we use the two-class method when calculating the net income per unit applicable to limited partners. The classes of participating securities include common units, subordinated units, general partner units, and incentive distribution rights. Basic and diluted net income per unit are the same because we do not have any potentially dilutive units outstanding for the period presented.

Millions of Dollars
2013

Net income attributable to the Partnership	$28.9
Less: General partner's distributions declared	0.5
Limited partners' distributions declared on common units	13.4
Limited partner's distributions declared on subordinated units	13.4
Distributions less than net income attributable to the Partnership	$1.6

	2013
	General Partner	Limited Partners' Common Units	Limited Partner's Subordinated Units	Total
Net income attributable to the Partnership (millions):
Distributions declared	$0.5	13.4	13.4	27.3
Distributions less than net income attributable to the Partnership	0.1	0.7	0.8	1.6
Net income attributable to the Partnership	$0.6	14.1	14.2	28.9

Weighted average units outstanding:
Basic	1,437,433	35,217,112	35,217,112	71,871,657
Diluted	1,437,433	35,217,112	35,217,112	71,871,657

Net income per limited partner unit (dollars):
Basic		$0.40	0.40
Diluted		0.40	0.40

On January 22, 2014, the Board of Directors of our general partner declared our quarterly cash distribution of $0.2248 per unit, or $16.2 million in total, for the fourth quarter of 2013. This distribution was paid on February 13, 2014, to unitholders of record as of February 4, 2014.